Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory
Schedule of Inventory

	September 30,	December 31,
	2025	2024
Raw Materials	$111,036	$169,527
Finished Goods	387,132	452,286
	$498,168	$621,813

	December 31,	December 31,
	2024	2023
Raw Materials	$169,527	$200,496
Spare Parts	—	17,912
Finished Goods	452,286	576,756
	$621,813	$795,164